United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2020

Date of reporting period: May 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.70%
Energy - 0.47%
Oil, Gas & Consumable Fuels - 0.47%
KNOT Offshore Partners LP	375,592	$5,693,975

Financials - 0.19%
Mortgage Real Estate Investment Trusts (REITs) - 0.19%
Annaly Capital Management, Inc.	359,000	2,211,440

Materials - 0.04%
Chemicals - 0.04%
CVR Partners LP	566,971	517,701

Total Common Stocks (Cost $11,914,568)		8,423,116

	Principal Amount*
BANK LOAN OBLIGATIONSA - 1.34%
Consumer, Cyclical - 1.16%
Airlines - 1.16%
Gol LuxCo S.A., 6.500%, Due 8/31/2020, 1st Lien Term LoanB	$14,452,000	14,018,440

Energy - 0.18%
Oil & Gas - 0.18%
California Resources Corp.,
11.375%, Due 12/31/2021, Second Out Term Loan, (3-mo. LIBOR + 10.375%)	7,000,000	319,970
5.750%, Due 12/31/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	7,100,000	1,802,619

		2,122,589

Total Energy		2,122,589

Total Bank Loan Obligations (Cost $27,049,802)		16,141,029

CORPORATE OBLIGATIONS - 64.08%
Basic Materials - 1.27%
Chemicals - 1.27%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023C	16,245,000	15,348,114

Communications - 4.90%
Internet - 2.87%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.250%, Due 12/1/2027C	15,760,000	16,567,700
VeriSign, Inc., 4.750%, Due 7/15/2027	17,330,000	18,094,600

		34,662,300

Media - 1.26%
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, Due 8/15/2027C	14,740,000	8,888,220
Univision Communications, Inc., 5.125%, Due 2/15/2025C	6,600,000	6,309,666

		15,197,886

Telecommunications - 0.77%
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 9.875%, Due 5/1/2024C	10,079,000	9,346,156

Total Communications		59,206,342

Consumer, Cyclical - 13.61%
Entertainment - 6.74%
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023C	8,784,000	6,763,680
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025C	19,770,000	17,595,300
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	19,277,000	18,554,113

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 64.08% (continued)
Consumer, Cyclical - 13.61% (continued)
Entertainment - 6.74% (continued)
Cinemark USA, Inc.,
5.125%, Due 12/15/2022	$2,670,000	$2,376,300
4.875%, Due 6/1/2023	19,059,000	16,581,330
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023C	10,746,000	7,468,470
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027C	12,910,000	12,006,300

		81,345,493

Lodging - 3.53%
Boyd Gaming Corp., 4.750%, Due 12/1/2027C	18,769,000	17,285,498
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028C	6,945,000	6,114,239
Marriott Ownership Resorts, Inc. / ILG LLC, 6.500%, Due 9/15/2026	5,330,000	5,290,025
Station Casinos LLC, 5.000%, Due 10/1/2025C	15,505,000	13,935,119

		42,624,881

Retail - 3.34%
Brinker International, Inc.,
3.875%, Due 5/15/2023	11,135,000	9,687,450
5.000%, Due 10/1/2024C	2,420,000	2,165,900
Penske Automotive Group, Inc., 5.500%, Due 5/15/2026	9,648,000	9,503,280
QVC, Inc.,
5.450%, Due 8/15/2034	7,990,000	6,731,575
5.950%, Due 3/15/2043	5,530,000	4,313,400
Sonic Automotive, Inc., 6.125%, Due 3/15/2027	7,945,000	7,880,407

		40,282,012

Total Consumer, Cyclical		164,252,386

Consumer, Non-Cyclical - 24.15%
Agriculture - 1.76%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027C	20,490,000	21,309,600

Commercial Services - 2.72%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	17,185,000	16,590,055
Gartner, Inc., 5.125%, Due 4/1/2025C	15,865,000	16,188,805

		32,778,860

Food - 5.97%
Dole Food Co., Inc., 7.250%, Due 6/15/2025C	14,837,000	14,095,150
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	16,574,000	17,195,525
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027C	17,731,000	18,440,240
Simmons Foods, Inc., 5.750%, Due 11/1/2024C	12,050,000	11,266,750
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024C	10,844,000	11,115,100

		72,112,765

Health Care - Products - 1.33%
Teleflex, Inc., 4.625%, Due 11/15/2027	15,370,000	16,028,912

Health Care - Services - 11.05%
Acadia Healthcare Co., Inc.,
5.125%, Due 7/1/2022	2,015,000	2,007,444
5.625%, Due 2/15/2023	6,821,000	6,802,515
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026C	15,616,000	16,318,720
HCA, Inc., 4.500%, Due 2/15/2027	19,096,000	21,159,490
IQVIA, Inc., 5.000%, Due 5/15/2027C	16,210,000	16,898,925

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 64.08% (continued)
Consumer, Non-Cyclical - 24.15% (continued)
Health Care - Services - 11.05% (continued)
MEDNAX, Inc., 6.250%, Due 1/15/2027C	$19,730,000	$18,447,550
Select Medical Corp., 6.250%, Due 8/15/2026C	17,985,000	18,659,438
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C	15,930,000	16,371,420
Universal Health Services, Inc., 5.000%, Due 6/1/2026C	16,241,000	16,647,025

		133,312,527

Pharmaceuticals - 1.32%
Elanco Animal Health, Inc., 5.650%, Due 8/28/2028	14,430,000	15,945,150

Total Consumer, Non-Cyclical		291,487,814

Energy - 4.16%
Oil & Gas - 4.16%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	37,425,000	28,176,534
Denbury Resources, Inc., 7.750%, Due 2/15/2024C	12,820,000	5,256,200
Murphy Oil Corp.,
5.875%, Due 12/1/2027	13,100,000	12,183,000
6.375%, Due 12/1/2042	5,975,000	4,534,487
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022D	22,922,000	11,461

		50,161,682

Total Energy		50,161,682

Financial - 1.34%
REITS - 1.34%
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, Due 8/1/2029	16,290,000	16,127,100

Industrial - 8.55%
Aerospace/Defense - 1.96%
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025C	17,815,000	18,304,913
Spirit AeroSystems, Inc., 7.500%, Due 4/15/2025C	5,335,000	5,305,017

		23,609,930

Engineering & Construction - 1.04%
AECOM, 5.875%, Due 10/15/2024	11,759,000	12,602,120

Machinery - Construction & Mining - 1.31%
BWX Technologies, Inc., 5.375%, Due 7/15/2026C	15,381,000	15,809,822

Machinery - Diversified - 0.99%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C	15,645,000	11,906,063

Transportation - 3.25%
Borealis Finance LLC, 7.500%, Due 11/16/2022C	14,410,000	10,231,100
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	16,996,697	14,447,192
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021C	23,540,000	14,594,800

		39,273,092

Total Industrial		103,201,027

Technology - 6.10%
Computers - 3.43%
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025C	16,782,000	16,974,993
Leidos, Inc.,
7.125%, Due 7/1/2032	11,875,000	14,873,437
5.500%, Due 7/1/2033	8,771,000	9,581,943

		41,430,373

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 64.08% (continued)
Technology - 6.10% (continued)
Computers - 3.43% (continued)
Semiconductors - 2.67%
Entegris, Inc., 4.625%, Due 2/10/2026C		$16,096,000	$16,413,896
Qorvo, Inc., 5.500%, Due 7/15/2026		15,012,000	15,762,600

			32,176,496

Total Technology			73,606,869

Total Corporate Obligations (Cost $826,573,580)			773,391,334

CONVERTIBLE OBLIGATIONS - 2.87%
Communications - 1.01%
Internet - 0.72%
Perficient, Inc., 2.375%, Due 09/15/2023		5,555,000	6,058,303
Twitter, Inc., 0.250%, Due 06/15/2024		2,770,000	2,641,741

			8,700,044

Telecommunications - 0.29%
Gogo, Inc., 6.000%, Due 05/15/2022		6,526,000	3,526,012

Total Communications			12,226,056

Consumer, Cyclical - 1.06%
Entertainment - 1.06%
Live Nation Entertainment, Inc., 2.000%, Due 02/15/2025C		15,285,000	12,759,329

Consumer, Non-Cyclical - 0.72%
Food - 0.72%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024C		11,400,000	8,724,224

Energy - 0.08%
Oil & Gas - 0.08%
Denbury Resources, Inc., 6.375%, Due 12/31/2024C		10,487,000	911,845

Total Convertible Obligations (Cost $47,083,170)			34,621,454

FOREIGN CONVERTIBLE OBLIGATIONS - 0.69% (Cost $8,877,405)
Industrial - 0.69%
Transportation - 0.69%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2022		9,328,000	8,317,065

FOREIGN CORPORATE OBLIGATIONS – 26.67%
Consumer, Cyclical - 4.16%
Entertainment - 4.16%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	12,800,000	15,887,032
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.000%, Due 7/15/2026C		16,905,000	17,919,300
William Hill PLC, 4.750%, Due 5/1/2026E		14,012,000	16,361,699

			50,168,031

Total Consumer, Cyclical			50,168,031

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 26.67%
Consumer, Non-Cyclical - 5.15%
Agriculture - 0.78%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022C		$9,435,000	$9,387,825

Commercial Services - 1.34%
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025C		15,740,000	16,212,200

Food - 3.03%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025C		16,285,000	15,348,612
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026C		12,725,000	12,804,659
Nova Austral S.A., 8.250%, Due 5/26/2021C E		23,300,000	8,388,000

			36,541,271

Total Consumer, Non-Cyclical			62,141,296

Energy - 12.95%
Oil & Gas - 12.95%
Athabasca Oil Corp., 9.875%, Due 2/24/2022C		34,996,000	10,848,760
Baytex Energy Corp., 5.625%, Due 6/1/2024C		20,983,000	10,701,330
Canadian Natural Resources Ltd.,
6.450%, Due 6/30/2033		5,330,000	5,811,886
6.250%, Due 3/15/2038		8,630,000	9,749,445
6.750%, Due 2/1/2039		8,610,000	9,846,527
Cenovus Energy, Inc.,
4.250%, Due 4/15/2027		7,110,000	6,465,472
6.750%, Due 11/15/2039		24,734,000	22,119,571
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	30,647,000	18,029,611
MEG Energy Corp.,
7.000%, Due 3/31/2024C		22,560,000	21,714,000
6.500%, Due 1/15/2025C		4,150,000	4,089,825
7.125%, Due 2/1/2027C		5,775,000	5,258,831
OKEA ASA,
7.875%, Due 6/28/2023, (3-mo. USD LIBOR + 6.500%)E F		16,600,000	11,952,000
8.750%, Due 12/11/2024		11,100,000	7,777,560
Vermilion Energy, Inc., 5.625%, Due 3/15/2025C		15,095,000	11,925,050

			156,289,868

Total Energy			156,289,868

Industrial - 4.41%
Machinery - Diversified - 1.25%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023C		14,844,000	15,066,660

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 26.67% (continued)
Industrial - 4.41% (continued)
Transportation - 3.16%
Diana Shipping, Inc., 9.500%, Due 9/27/2023	$14,100,000	$12,690,000
MPC Container Ships Invest B.V., 5.945%, Due 9/22/2022, (3-mo. USD LIBOR + 4.750%)E F	17,700,000	13,275,000
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022C	22,195,000	12,207,250

		38,172,250

Total Industrial		53,238,910

Total Foreign Corporate Obligations (Cost $372,593,243)		321,838,105

	Shares
SHORT-TERM INVESTMENTS - 2.38% (Cost $28,737,265)
Investment Companies - 2.38%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.09%G H	28,737,265	28,737,265

TOTAL INVESTMENTS - 98.73% (Cost $1,322,829,033)		1,191,469,368
OTHER ASSETS, NET OF LIABILITIES - 1.27%		15,323,048

TOTAL NET ASSETS - 100.00%		$1,206,792,416

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
B	Fixed Rate.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $743,163,427 or 61.58% of net assets. The Fund has no right to demand registration of these securities.

D	Default Security. At period end, the amount of securities in default was $11,461 or 0.00% of net assets.
E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2020.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

Short Futures Contracts Open on May 31, 2020:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	420	June 2020	$(33,461,938)	$(32,355,750)	$1,106,188
Canadian Dollar Currency Futures	250	June 2020	(18,146,092)	(18,140,000)	6,092

			$(51,608,030)	$(50,495,750)	$1,112,280

Glossary:

Currency Abbreviations:

CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2020, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,423,116	$—	$—	$8,423,116
Bank Loan Obligations	—	16,141,029	—	16,141,029
Corporate Obligations	—	773,391,334	—	773,391,334
Convertible Obligations	—	34,621,454	—	34,621,454
Foreign Convertible Obligations	—	8,317,065	—	8,317,065
Foreign Corporate Obligations	—	321,838,105	—	321,838,105
Short-Term Investments	28,737,265	—	—	28,737,265

Total Investments in Securities - Assets	$37,160,381	$1,154,308,987	$—	$1,191,469,368

Financial Derivative Instruments - Assets
Futures Contracts	$1,112,280	$—	$—	$1,112,280

Total Financial Derivative Instruments - Assets	$1,112,280	$—	$—	$1,112,280

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.11%
Consumer Discretionary - 0.02%
Commercial Services & Supplies - 0.00%
Constellis Holdings LLCA	69,609	$6,961

Diversified Consumer Services - 0.01%
Tweddle Group, Inc.A B C	2,722	46,737

Entertainment - 0.01%
Deluxe EntertainmentA	102,794	64,246

Total Consumer Discretionary		117,944

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	336,500	26,920

Financials - 0.00%
Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	—

Information Technology - 0.09%
Communications Equipment - 0.09%
4L Technologies, Inc.A	140,935	563,738

Total Common Stocks (Cost $1,894,741)		708,602

WARRANTS - 0.00% (Cost $—)
Materials - 0.00%
Euramax Holdings, Inc.A B C	20	—

PREFERRED STOCKS - 0.36%
Energy - 0.36%
Oil, Gas & Consumable Fuels - 0.36%
Southcross Energy Partners LPA	2,686,976	2,256,247

Total Preferred Stocks (Cost $2,070,155)		2,256,247

	Principal Amount
BANK LOAN OBLIGATIONSD - 85.59%
Basic Materials - 2.04%
Chemicals - 1.25%
Archroma Finance SARL, 5.478% - 5.700%, Due 8/12/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.250%, 6-mo. LIBOR + 4.250%)	$1,621,457	1,459,312
Ascend Performance Materials Operations LLC, 6.700%, Due 8/27/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.250%)	1,493,495	1,420,687
ASP Unifrax Holdings, Inc., 9.273%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	1,783,860
New Arclin U.S. Holding Corp., 9.750%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,720,000	2,217,099
Starfruit Finco B.V., 3.222%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.000%)	1,113,000	1,059,576

		7,940,534

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Basic Materials - 2.04% (continued)
Iron/Steel - 0.79%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	$5,840,000	$4,982,279

Total Basic Materials		12,922,813

Communications - 10.12%
Advertising - 1.77%
ABG Intermediate Holdings LLC, 4.950%, Due 9/27/2024, 2017 1st Lien Add-On Term Loan, (3-mo. LIBOR + 3.500%)	7,040,029	6,145,382
Polyconcept Investments B.V., 5.950%, Due 8/16/2023, USD 2016 Term Loan B, (3-mo. LIBOR + 4.500%)	2,688,053	2,110,122
Vestcom Parent Holdings, Inc., 5.072% - 6.250%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. LIBOR + 4.000%, 3-mo. PRIME + 3.000%)	3,208,667	2,951,974

		11,207,478

Internet - 3.44%
Airbnb, Inc., 8.500%, Due 4/17/2025, Term Loan, (3-mo. LIBOR + 7.500%)	2,000,000	2,032,500
Ancestry.com Operations, Inc., 4.430%, Due 8/27/2026, 2019 Extended Term Loan B, (1-mo. LIBOR + 4.250%)	2,650,381	2,451,602
Buzz Merger Sub Ltd., 2.924%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 2.750%)	1,109,000	1,072,957
EIG Investors Corp., 4.750%, Due 2/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	1,157,416	1,120,761
Internap Corp.,
10.750%, Due 9/13/2020, 2020 Bridge DIP Roll Up Term Loan, (3-mo. LIBOR + 10.000%)B C	10,897	10,134
11.000%, Due 9/16/2020, 2020 DIP New Money Term Loan, (1-mo. LIBOR + 10.000%)	166,358	146,395
6.820%, Due 4/6/2022, 2017 Term Loan, (1-mo. LIBOR + 6.250%)	797,943	221,828
ION Trading Technologies SARL, 5.072%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	2,000,000	1,895,000
Match Group, Inc., 2.184%, Due 2/13/2027, 2020 Term Loan B, (3-mo. LIBOR + 1.750%)	973,000	946,243
ProQuest LLC, 3.674%, Due 10/23/2026, 2019 Term Loan, (1-mo. LIBOR + 3.500%)	3,266,813	3,155,545
TEN-X LLC, 5.000%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,800,239	6,990,964
Web.com Group, Inc., 4.945%, Due 10/10/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	1,931,000	1,808,710

		21,852,639

Media - 2.37%
Cengage Learning, Inc., 5.250%, Due 6/7/2023, 2016 Term Loan B, (6-mo. LIBOR + 4.250%)	3,499,692	2,819,001
Global Eagle Entertainment, Inc., 8.725%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	9,187,644	5,282,895
Gray Television, Inc., 2.673%, Due 1/2/2026, 2018 Term Loan C, (1-mo. LIBOR + 2.500%)E	4,369,207	4,253,729
McGraw-Hill Global Education Holdings LLC, 5.450%, Due 5/4/2022, 2016 Term Loan B, (3-mo. LIBOR + 4.000%)	2,499,275	2,124,384
Nexstar Broadcasting, Inc., Due 9/18/2026, 2019 Term Loan B4E	565,000	543,462

		15,023,471

Telecommunications - 2.54%
CenturyLink, Inc., 2.424%, Due 3/15/2027, 2020 Term Loan B, (1-mo. LIBOR + 2.250%)	743,000	712,002
Global Tel*Link Corp.,
5.700%, Due 11/29/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	820,078	682,715
9.700%, Due 11/29/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	2,555,000	1,988,633
Intelsat Jackson Holdings S.A.,
6.625%, Due 1/2/2024, 2017 Term Loan B5F	514,000	516,729
6.750%, Due 1/2/2024, 2017 Term Loan B4, (3-mo. PRIME + 3.500%)	771,000	773,891
Maxar Technologies Ltd., 2.930%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	2,233,000	2,133,453

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Communications - 10.12% (continued)
Telecommunications - 2.54% (continued)
MLN US HoldCo LLC,
4.678%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	$1,648,914	$1,243,908
8.928%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	6,060,000	1,787,700
Telesat Canada, 2.930%, Due 12/7/2026, 2019 Term Loan, (1-mo. LIBOR + 2.750%)	1,665,000	1,598,400
U.S. Telepacific Corp., 7.072%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 6.000%)	6,075,039	4,695,154

		16,132,585

Total Communications		64,216,173

Consumer, Cyclical - 13.49%
Airlines - 0.18%
Delta Air Lines, Inc., 5.750%, Due 4/29/2023, 2020 Term Loan B, (3-mo. LIBOR + 4.750%)	1,182,000	1,165,251

Auto Manufacturers - 1.22%
CTOS LLC, 4.421%, Due 4/18/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	2,886,076	2,768,238
Entrans International LLC, 6.174%, Due 11/1/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	3,645,225	2,551,657
Holley Purchaser, Inc., 5.760%, Due 10/24/2025, Term Loan B, (3-mo. LIBOR + 5.000%)	1,975,000	1,580,000
OEConnection LLC,
Due 9/25/2026, 2019 Delayed Draw Term LoanE G	79,375	72,787
5.072% - 5.450%, Due 9/25/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.000%)	833,218	764,061

		7,736,743

Auto Parts & Equipment - 0.44%
Accuride Corp., 6.700%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	440,099	176,480
Commercial Vehicle Group, Inc., 11.500%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 10.500%)	960,278	845,045
Innovative Xcessories & Services LLC, 6.298%, Due 3/5/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.000%)	1,444,000	1,303,210
Trico Group LLC, 8.450%, Due 2/2/2024, 2019 Incremental Term Loan, (3-mo. LIBOR + 7.000%)	490,103	453,345

		2,778,080

Distribution/Wholesale - 0.57%
BCPE Empire Holdings, Inc.,
Due 6/11/2026, 2019 Delayed Draw Term LoanE G	425,379	397,729
4.174%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,153,787	2,013,791
G-III Apparel Group Ltd., 6.250%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	1,304,571	1,183,351

		3,594,871

Entertainment - 3.82%
Allen Media LLC, 5.823%, Due 2/10/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.500%)	2,001,000	1,885,942
CDS U.S. Intermediate Holdings, Inc.,
5.200%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	5,475,949	2,464,177
9.700%, Due 7/10/2023, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,095,796	840,806
Cineworld Ltd., Due 2/5/2027, Incremental Term LoanE	1,407,000	850,236
Deluxe Entertainment Services Group, Inc.,
6.450%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)	789,351	694,629
2.450%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)	1,017,820	732,831
DHX Media Ltd., 5.250%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 4.250%)	4,093,784	3,694,640
Mohegan Tribal Gaming Authority,
5.375%, Due 10/13/2023, 2016 Term Loan B, (3-mo. LIBOR + 4.375%)	6,870,827	5,095,886
9.500%, Due 5/18/2025, 2020 Term Loan B2, (1-mo. LIBOR + 8.500%)	5,984,000	5,744,640
World Triathlon Corp., 5.250%, Due 8/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,254,670	2,209,577

		24,213,364

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Consumer, Cyclical - 13.49% (continued)
Food Service - 0.70%
TKC Holdings, Inc., 4.750%, Due 2/1/2023, 2017 1st Lien Term Loan, (2-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	$4,732,732	$4,413,272

Home Furnishings - 0.64%
TGP Holdings LLC, 5.250%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	4,583,327	4,079,161

Leisure Time - 2.77%
Bombardier Recreational Products, Inc., 6.000%, Due 5/24/2027, 2020 Incremental Term Loan B2, (3-mo. LIBOR + 5.000%)	1,612,000	1,599,910
Bulldog Purchaser, Inc., 4.822%, Due 9/5/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	6,317,512	5,085,597
Callaway Golf Co., Due 1/2/2026, Term Loan BE	1,294,000	1,274,590
TopGolf International, Inc., 6.389%, Due 2/8/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	3,960,000	3,474,900
United PF Holdings LLC,
Due 12/30/2026, 2019 1st Lien Delayed Draw Term LoanE G	628,076	511,882
5.450%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	5,072,924	4,134,433
Varsity Brands, Inc., 4.500%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	1,874,000	1,494,515

		17,575,827

Office Furnishings - 0.27%
VIP Cinema Holdings, Inc.,
9.000%, Due 6/26/2020, 2020 New Money Term Loan, (1 Week LIBOR + 8.000%)B C	1,232,586	1,004,558
10.250%, Due 2/24/2021, 2020 DIP Exit Term Loan, (3-mo. LIBOR + 8.000%)B C	521,479	508,285
10.250%, Due 3/1/2023, USD Term Loan B, (3-mo. PRIME + 7.000%)	3,171,265	179,716

		1,692,559

Retail - 2.88%
Bass Pro Group LLC, 6.072%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	950,000	890,226
Corsair Components, Inc., 5.700%, Due 8/28/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.250%)	1,877,512	1,788,330
Fogo De Chao, Inc., 5.700%, Due 4/7/2025, 2018 Add On Term Loan, (3-mo. LIBOR + 4.250%)	4,009,031	2,339,029
Leslie’s Poolmart, Inc., 3.674%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	3,040,863	2,881,218
NPC International, Inc.,
15.500%, Due 1/21/2021, 2020 Incremental Priority Term Loan, (1-mo. LIBOR + 14.000%)	766,322	758,659
4.500%, Due 4/19/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	6,798,675	2,763,661
PS HoldCo LLC, 5.750%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,432,500	3,789,787
SP PF Buyer LLC, 4.674%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	1,920,290	1,436,108
Staples, Inc., 5.687%, Due 4/16/2026, 7 Year Term Loan, (3-mo. LIBOR + 5.000%)E	1,853,771	1,637,121

		18,284,139

Total Consumer, Cyclical		85,533,267

Consumer, Non-Cyclical - 17.28%
Commercial Services - 7.42%
Amentum Government Services Holdings LLC, 4.174%, Due 2/1/2027, Term Loan B, (1-mo. LIBOR + 4.000%)	2,648,000	2,559,742
APX Group, Inc., 5.174%, Due 12/31/2025, 2020 Term Loan, (1-mo. LIBOR + 5.000%)	5,614,925	5,207,843
Cast and Crew Payroll LLC, 3.930%, Due 2/9/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	1,830,000	1,657,669
Comet Bidco Ltd., 5.174% - 5.548%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	3,658,586	2,775,952
Digital Room Holdings, Inc., 6.072% - 6.450%, Due 5/21/2026, Term Loan, (3-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	2,076,310	1,515,706
Employbridge LLC, 5.950%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	4,927,741	3,794,361

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Consumer, Non-Cyclical - 17.28% (continued)
Commercial Services - 7.42% (continued)
Imagine! Print Solutions, Inc.
5.750%, Due 6/21/2022, 2017 Term Loan, (2-mo. LIBOR + 4.750%)	$8,522,304	$1,789,684
9.750%, Due 6/21/2023, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.750%)	1,019,000	84,913
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	2,098,734	1,678,987
Mavis Tire Express Services Corp., 4.700%, Due 3/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	3,606,618	3,257,966
MRO Holdings, Inc., 6.450%, Due 6/4/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	2,524,920	1,691,696
New Constellis Borrower LLC,
11.000%, Due 6/30/2021, 2020 Priority Term Loan, (1-mo. LIBOR + 10.000%)	1,753,430	1,648,224
8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,132,044
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, PIK (in-kind rate 1.000%)	911,135	164,004
PAE Holding Corp., 6.500%, Due 10/20/2022, 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	4,533,552	4,261,539
PSC Industrial Holdings Corp.,
4.976%, Due 10/11/2024, 2017 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	5,788,409	4,428,133
9.726%, Due 10/10/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,025,000	2,268,750
Travelport Finance SARL, 10.072%, Due 5/28/2027, 2019 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	4,537,000	1,257,384
Tweddle Group, Inc., 5.500%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)B C	288,748	220,373
Wand NewCo, Inc., 4.072%, Due 2/5/2026, 2020 Term Loan, (3-mo. LIBOR + 3.000%)E	5,932,201	5,650,422

		47,045,392

Food - 1.94%
Dhanani Group, Inc., 3.924%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,831,289	2,562,317
Froneri International PLC,
Due 1/29/2027, 2020 USD Term LoanE	1,486,000	1,415,415
5.924%, Due 1/31/2028, 2020 USD 2nd Lien Term Loan, (1-mo. LIBOR + 5.750%)	668,000	626,250
Hearthside Food Solutions LLC, 3.861%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	5,120,724	4,900,533
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, Term Loan, (1-mo. LIBOR + 4.000%)	2,861,827	2,781,925

		12,286,440

Health Care - Products - 0.63%
Athenahealth, Inc., 5.284%, Due 2/11/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	4,146,465	3,990,973

Health Care - Services - 5.71%
Air Methods Corp., 4.950%, Due 4/22/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)E	1,875,000	1,481,063
Compassus Intermediate, Inc., 6.072%, Due 12/31/2026, Term Loan B, (6-mo. LIBOR + 5.000%)	1,234,905	1,142,287
Da Vinci Purchaser Corp., 5.238%, Due 1/8/2027, 2019 Term Loan, (6-mo. LIBOR + 4.000%)	3,563,000	3,460,564
Envision Healthcare Corp., 3.924%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,576,204	1,675,692
EyeCare Partners LLC,
4.822%, Due 2/5/2027, 2020 Term Loan, (3-mo. LIBOR + 3.750%)	775,135	705,373
Due 2/18/2027, 2020 Delayed Draw Term LoanE G	180,865	164,587
Global Medical Response, Inc., Due 3/14/2025, 2017 Term Loan B2E	1,973,000	1,882,104
Keystone Acquisition Corp., 6.700%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,124,176	1,805,550
Loire Finco Luxemberg SARL, 3.674%, Due 4/21/2027, Term Loan, (1-mo. LIBOR + 3.500%)	1,480,000	1,397,682
Matrix Medical Network of Arizona LLC, 5.750%, Due 2/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	4,076,126	3,478,729
National Mentor Holdings, Inc.,
4.430% - 5.460%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	2,842,541	2,745,894
5.710%, Due 3/9/2026, 2019 Term Loan C, (3-mo. LIBOR + 4.250%)	129,097	124,708

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Consumer, Non-Cyclical - 17.28% (continued)
Health Care - Services - 5.71% (continued)
Onex TSG Intermediate Corp., 5.450%, Due 7/31/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	$2,337,617	$2,033,727
Phoenix Guarantor, Inc., Due 3/5/2026, 2020 Term Loan BE	1,139,000	1,106,971
Premise Health Holding Corp.,
Due 7/10/2025, 2018 1st Lien Delayed Draw Term LoanE G	391,699	366,238
4.950%, Due 7/10/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,861,567	4,545,566
RegionalCare Hospital Partners Holdings, Inc., 3.924%, Due 11/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	4,518,000	4,316,316
U.S. Renal Care, Inc., 5.188%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	2,229,000	2,119,935
WP CityMD Bidco LLC, 5.572% - 5.950%, Due 8/13/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%, 6-mo. LIBOR + 4.500%)	1,691,760	1,650,870

		36,203,856

Household Products/Wares - 0.38%
Reynolds Consumer Products, Inc., 1.924%, Due 2/4/2027, Term Loan, (1-mo. LIBOR + 1.750%)	2,500,000	2,451,575

Pharmaceuticals - 1.20%
Alphabet Holding Co., Inc., 3.674%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)E	5,694,925	5,424,416
Change Healthcare Holdings, Inc., Due 3/1/2024, 2017 Term Loan BE	2,253,000	2,189,173

		7,613,589

Total Consumer, Non-Cyclical		109,591,825

Diversified - 1.10%
Holding Companies - Diversified - 1.10%
First Eagle Holdings, Inc., 3.950%, Due 2/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 2.500%)	4,024,858	3,780,348
Genesis Specialist Care Finance Ltd., Due 3/5/2027, 2020 USD Term Loan BE	1,244,000	1,147,590
GI Revelation Acquisition LLC, 5.174%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	2,374,787	2,038,351

		6,966,289

Total Diversified		6,966,289

Energy - 1.96%
Energy - Alternate Sources - 0.16%
KAMC Holdings, Inc., 4.174% - 4.363%, Due 8/14/2026, 2019 Term Loan, (1-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)	1,211,525	1,005,566

Oil & Gas - 1.01%
Apergy Corp., Due 5/28/2027, 2020 Term LoanE	257,000	242,865
McDermott Technology Americas, Inc.,
10.000% - 10.043%, Due 10/21/2020, 2020 DIP New Money Term Loan, (3-mo. LIBOR + 9.000%)	3,637,426	3,501,386
10.000%, Due 10/21/2020, 2020 SP DIP Roll Up Term Loan, (3-mo. LIBOR + 9.000%)	2,792,295	2,687,863

		6,432,114

Pipelines - 0.79%
BCP Renaissance Parent LLC, 4.950%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	2,729,133	2,255,437
Blackstone CQP Holdco LP, 4.616%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	1,574,035	1,503,991

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Energy - 1.96% (continued)
Pipelines - 0.79% (continued)
Southcross Energy Partners LP,
10.000%, Due 1/6/2025, 2020 Term Loan, (1-mo. LIBOR + 9.000%)	$665,647	$665,647
Due 1/31/2025, 2020 Term LoanE G	573,708	569,003

		4,994,078

Total Energy		12,431,758

Financial - 9.59%
Diversified Financial Services - 5.73%
4L Holdings Corp., 8.937%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%)	1,186,817	999,893
Advisor Group, Inc., 5.174%, Due 7/31/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	831,915	770,911
AqGen Ascensus, Inc., 5.072%, Due 12/3/2022, 2017 Repriced Term Loan, (6-mo. LIBOR + 4.000%)	2,364,007	2,241,858
Aretec Group, Inc., 4.424%, Due 10/1/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	3,792,240	3,488,861
Citadel Securities LP, 2.924%, Due 2/27/2026, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	3,067,679	2,999,945
Hudson River Trading LLC, 3.174%, Due 2/18/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.000%)	1,932,161	1,864,535
IG Investment Holdings LLC, Due 5/23/2025, 2018 1st Lien Term LoanE	1,670,000	1,499,526
Jane Street Group LLC, 3.174%, Due 1/31/2025, 2020 Term Loan, (1-mo. LIBOR + 3.000%)	3,193,806	3,113,961
Kestra Advisor Services Holdings, Inc., 4.430%, Due 6/3/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,426,910	2,257,027
LifeMiles Ltd., 6.500%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	2,465,913	1,902,871
Minotaur Acquisition, Inc., 5.174%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	2,394,182	2,162,736
Russell Investments US Institutional Holdco, Inc., Due 6/1/2023, Term Loan BE	2,000,000	1,885,620
StepStone Group LP, 5.000%, Due 3/27/2025, Term Loan B, (6-mo. LIBOR + 4.000%)	2,797,900	2,699,973
VFH Parent LLC, 3.222%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	8,640,072	8,478,071

		36,365,788

Insurance - 2.76%
Amynta Agency Borrower, Inc., 4.674%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	7,408,658	6,853,009
Asurion LLC, 6.674%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	372,000	369,909
Confie Seguros Holding Co., 8.673%, Due 10/31/2025, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	4,626,000	2,868,120
Sedgwick Claims Management Services, Inc., Due 9/3/2026, 2020 Term Loan B3E	4,138,000	4,034,550
USI, Inc., 4.174%, Due 12/2/2026, 2019 Incremental Term Loan B, (1-mo. LIBOR + 4.000%)	3,466,313	3,357,990

		17,483,578

Investment Companies - 0.19%
LSF9 Atlantis Holdings LLC, 7.000%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	1,538,890	1,217,647

Real Estate - 0.33%
Cushman & Wakefield U.S. Borrower LLC, 2.924%, Due 8/21/2025, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	2,219,000	2,069,217

REITS - 0.58%
Forest City Enterprises LP, 3.674%, Due 12/8/2025, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	3,950,000	3,711,341

Total Financial		60,847,571

Industrial - 13.43%
Aerospace/Defense - 0.49%
AI Convoy SARL, 4.635% - 4.650%, Due 1/17/2027, USD Term Loan B, (3-mo. LIBOR + 3.500%, 6-mo. LIBOR + 3.500%)	2,190,000	2,085,975
TransDigm, Inc., Due 8/22/2024, 2020 Term Loan GE	1,107,000	1,010,137

		3,096,112

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Industrial - 13.43% (continued)
Building Materials - 2.71%
ACProducts, Inc., 7.500%, Due 8/18/2025, 2020 Term Loan B, (6-mo. LIBOR + 6.500%)	$3,887,000	$3,653,780
Airxcel, Inc.,
4.674%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,863,066	2,329,820
8.924%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,665,000	2,078,700
Associated Asphalt Partners LLC, 6.250%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	5,069,412	3,548,589
Euramax International, Inc., 2.000%, Due 2/6/2021, Unsecured Term Loan, (3-mo. LIBOR + 2.000%)B C	441,049	156,087
NCI Building Systems, Inc., 3.948%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	5,692,891	5,408,246

		17,175,222

Electronics - 1.22%
Deliver Buyer, Inc., 6.450%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	2,922,761	2,732,782
NorthPole Newco SARL, 8.450%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,687,457	4,990,743

		7,723,525

Engineering & Construction - 1.46%
DG Investment Intermediate Holdings, Inc., 3.750%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	4,663,821	4,347,568
Q Holding Co., 6.450%, Due 12/31/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	4,662,710	3,963,303
Verra Mobility Corp., 3.424%, Due 2/28/2025, 2020 Term Loan B, (1-mo. LIBOR + 3.250%)	986,628	932,364

		9,243,235

Machinery - Diversified - 1.68%
Advanced Integration Technology LP, 5.750%, Due 4/3/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.750%)	5,164,712	4,286,711
NN, Inc.,
5.924%, Due 10/19/2022, New 2017 Incremental Term Loan, (1-mo. LIBOR + 5.750%)	3,549,678	2,901,862
6.500%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 5.750%)	4,232,457	3,460,033

		10,648,606

Metal Fabricate/Hardware - 0.23%
Anvil International LLC, 6.080%, Due 5/28/2026, 2019 1st Lien Term Loan, (6-mo. LIBOR + 5.000%)	1,807,915	1,476,470

Miscellaneous Manufacturing - 1.93%
Blount International, Inc., 4.750%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,880,450	5,598,659
International Textile Group, Inc.,
6.433%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	3,359,306	1,612,467
10.433%, Due 5/1/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	4,347,000	2,130,030
MB Aerospace Holdings, Inc., 4.500%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,422,210	2,902,075

		12,243,231

Packaging & Containers - 0.41%
Flex Acquisition Co., Inc., 4.683%, Due 6/29/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.250%)	2,781,000	2,617,616

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Industrial - 13.43% (continued)
Transportation - 3.30%
Daseke, Inc., 6.000%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	$4,270,813	$3,450,475
Gruden Acquisition, Inc., 6.950%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	3,799,157	3,396,446
Savage Enterprises LLC, 3.180%, Due 8/1/2025, 2020 Term Loan B, (1-mo. LIBOR + 3.000%)	2,262,149	2,225,389
SMB Shipping Logistics LLC, 5.450%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	5,867,471	5,134,038
Transplace Holdings, Inc., 4.822%, Due 10/7/2024, 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	3,805,502	3,382,140
United Road Services, Inc., 6.750%, Due 9/1/2024, 2017 Term Loan B, (3-mo. LIBOR + 5.750%)	4,433,184	3,361,817

		20,950,305

Total Industrial		85,174,322

Technology - 15.14%
Computers - 3.84%
24-7 Intouch, Inc., 4.924%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,078,481	2,801,417
ConvergeOne Holdings, Inc., 5.703%, Due 1/4/2026, 2019 Term Loan, (2-mo. LIBOR + 5.000%)	3,951,176	3,195,514
Electronics for Imaging, Inc., 6.450%, Due 7/23/2026, Term Loan, (3-mo. LIBOR + 5.000%)	3,002,475	2,194,809
Genuine Financial Holdings LLC, 3.924%, Due 7/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,132,160	3,502,006
Netsmart, Inc., 8.950%, Due 10/19/2023, 2018 2nd Lien Term Loan B, (3-mo. LIBOR + 7.500%)	354,000	283,200
NeuStar, Inc., 4.572% - 4.950%, Due 8/8/2024, 2018 Term Loan B4, (3-mo. LIBOR + 3.500%)	2,264,390	1,925,433
Perforce Software, Inc., 3.924%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	6,389,613	5,918,379
SonicWall US Holdings, Inc., 3.877%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,925,000	4,531,000

		24,351,758

Semiconductors - 0.19%
Natel Engineering Co., Inc., 6.000% - 6.072%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	1,646,370	1,193,618

Software - 11.11%
Aptean, Inc., 4.424%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,465,570	2,259,079
ASG Technologies Group, Inc., 4.500%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	4,580,532	3,998,438
Chloe OX Parent LLC, 5.950%, Due 12/23/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,900,000	4,324,250
Cvent, Inc., 3.924%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,105,244	3,561,299
DCert Buyer, Inc., 4.174%, Due 10/16/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	4,542,000	4,380,214
DTI Holdco, Inc., 5.750%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%, 3-mo. LIBOR + 4.750%)	3,979,687	3,289,052
Dun & Bradstreet Corp., 4.174%, Due 2/6/2026, Term Loan, (1-mo. LIBOR + 4.000%)	1,152,000	1,119,836
Finastra USA, Inc., 4.500%, Due 6/13/2024, USD 1st Lien Term Loan, (3-mo. LIBOR + 3.500%, 6-mo. LIBOR + 3.500%)	3,823,650	3,466,788
Informatica LLC, 3.424%, Due 2/25/2027, 2020 USD Term Loan B, (1-mo. LIBOR + 3.250%)	4,450,000	4,234,932
Ivanti Software, Inc.,
5.250%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	4,962,550	4,663,557
10.000%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,384,937
Navicure, Inc., 4.174%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	4,122,000	3,988,035
Netsmart, Inc., 5.200%, Due 4/19/2023, Term Loan D1, (3-mo. LIBOR + 3.750%)	4,884,248	4,596,077
Particle Investments SARL, Due 5/11/2027, Term LoanE	3,417,000	3,229,065

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSD - 85.59% (continued)
Technology - 15.14% (continued)
Software - 11.11% (continued)
Project Alpha Intermediate Holding, Inc.
5.380%, Due 4/26/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	$3,989,744	$3,780,282
6.130%, Due 4/26/2024, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.250%)	4,923,892	4,714,627
Riverbed Technology, Inc., 4.250%, Due 4/24/2022, 2016 Term Loan, (2-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)	3,094,871	2,670,997
Sirius Computer Solutions, Inc., 3.674%, Due 7/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.500%)E	2,130,949	2,075,012
STG-Fairway Holdings LLC, 4.572%, Due 1/31/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	3,111,000	2,815,455
SurveyMonkey, Inc., 3.850%, Due 10/10/2025, 2018 Term Loan B, (1 Week LIBOR + 3.750%)	3,486,726	3,364,690
Zelis Healthcare Corp., 4.924%, Due 9/30/2026, Term Loan B, (1-mo. LIBOR + 4.750%)	1,631,910	1,588,061

		70,504,683

Total Technology		96,050,059

Utilities - 1.44%
Electric - 1.44%
EFS Cogen Holdings LLC, 4.250% - 4.710%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)	1,000,000	957,320
Frontera Generation Holdings LLC, 5.385%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	10,503,179	6,427,945
Granite Generation LLC, 4.750% - 6.000%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%, 3-mo. PRIME + 2.750%)	1,115,000	1,069,475
Nautilus Power LLC, 5.250%, Due 5/16/2024, Term Loan B, (1-mo. LIBOR + 4.250%)	684,000	645,737

		9,100,477

Total Utilities		9,100,477

Total Bank Loan Obligations (Cost $641,288,287)		542,834,554

CORPORATE OBLIGATIONS - 7.69%
Communications - 3.21%
Advertising - 0.42%
Terrier Media Buyer, Inc., 8.875%, Due 12/15/2027H	2,718,000	2,636,460

Internet - 1.17%
EIG Investors Corp., 10.875%, Due 2/1/2024	8,000,000	7,413,120

Media - 0.38%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026H	1,551,000	1,233,045
Univision Communications, Inc., 9.500%, Due 5/1/2025H	1,117,000	1,195,190

		2,428,235

Telecommunications - 1.24%
CommScope, Inc., 5.500%, Due 6/15/2024H	8,000,000	7,864,960

Total Communications		20,342,775

Consumer, Cyclical - 1.33%
Auto Parts & Equipment - 1.26%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, Due 5/15/2027H	8,159,000	7,995,820

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.69% (continued)
Consumer, Cyclical - 1.33% (continued)
Retail - 0.07%
IRB Holding Corp., 7.000%, Due 6/15/2025H	$457,000	$474,138

Total Consumer, Cyclical		8,469,958

Consumer, Non-Cyclical - 1.55%
Commercial Services - 0.91%
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.625%, Due 7/15/2026H	4,255,000	4,467,750
9.750%, Due 7/15/2027H	1,224,000	1,300,500

		5,768,250

Health Care - Services - 0.64%
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026H	3,442,000	2,908,490
US Renal Care, Inc., 10.625%, Due 7/15/2027H	1,114,000	1,158,560

		4,067,050

Total Consumer, Non-Cyclical		9,835,300

Industrial - 0.81%
Aerospace/Defense - 0.28%
SSL Robotics LLC, 9.750%, Due 12/31/2023H	1,641,000	1,780,485

Engineering & Construction - 0.53%
PowerTeam Services LLC, 9.033%, Due 12/4/2025H	3,298,378	3,336,078

Total Industrial		5,116,563

Technology - 0.79%
Software - 0.79%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027H	5,000,000	5,037,500

Total Corporate Obligations (Cost $49,965,150)		48,802,096

	Shares
SHORT-TERM INVESTMENTS - 7.61% (Cost $48,276,341)
Investment Companies - 7.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.09%I J	48,276,341	48,276,341

TOTAL INVESTMENTS - 101.36% (Cost $743,494,674)		642,877,840
LIABILITIES, NET OF OTHER ASSETS - (1.36%)		(8,622,608)

TOTAL NET ASSETS - 100.00%		$634,255,232

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,946,174 or 0.31% of net assets.
C	Value was determined using significant unobservable inputs.
D	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
E	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2020.
F	Fixed Rate.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

G

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,940,634 or 0.31% of net assets. Of this amount, $86,912, $180,865, $79,375, $391,699, $573,707, and $628,076 relate to BCPE Empire Holdings, Inc., EyeCare Partners LLC, OEConnection LLC, Premise Health Holding Corp., Southcross Energy Partners LP, and United PF Holdings LLC, respectively.

H

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,388,976 or 6.53% of net assets. The Fund has no right to demand registration of these securities.

I	7-day yield.
J	The Fund is affiliated by having the same investment advisor.

DIP - Debtor-in-possession.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. - Proprietary Ltd.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2020, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$661,865	$—	$46,737	(1)	$708,602
Warrants	—	—	(0	)(1)	—
Preferred Stocks	2,256,247	—	—		2,256,247
Bank Loan Obligations(2)	—	540,935,117	1,899,437		542,834,554
Corporate Obligations	—	48,802,096	—		48,802,096
Short-Term Investments	48,276,341	—	—		48,276,341

Total Investments in Securities - Assets	$51,194,453	$589,737,213	$1,946,174		$642,877,840

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,940,634 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2020		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$44,777	(1)	$—	$—	$—	$—	$1,960	$—	$—	$46,737	(1)	$(101,508)
Warrants	0	(1)	—	—	—	—	—	—	—	0	(1)	—
Bank Loan Obligations	9,791,506		1,766,114	6,327,058	192,996	(4,134,781)	610,660	—	—	1,899,437		(486,968)

	$9,836,283		$1,766,114	$6,327,058	$192,996	$(4,134,781)	$612,620	$—	$—	$1,946,174		$(588,476)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

For the period ended May 31, 2020, one common stock and a warrant have been fair valued at $0 by the Valuation Committee. The remaining common stocks valued at $46,737 and bank loan obligations valued at $1,899,437 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.38%
Communication Services - 2.61%
Diversified Telecommunication Services - 2.61%
Verizon Communications, Inc.	511,599	$29,355,551

Consumer Discretionary - 6.83%
Multiline Retail - 2.81%
Target Corp.	257,730	31,528,111

Specialty Retail - 4.02%
Lowe’s Cos., Inc.	347,006	45,232,232

Total Consumer Discretionary		76,760,343

Consumer Staples - 12.25%
Beverages - 4.61%
Coca-Cola Co.	396,257	18,497,276
Diageo PLC, Sponsored ADRA	236,790	33,295,042

		51,792,318

Food Products - 2.75%
Nestle S.A., Sponsored ADR	286,093	30,906,627

Tobacco - 4.89%
Altria Group, Inc.	762,241	29,765,511
Philip Morris International, Inc.	342,075	25,094,622

		54,860,133

Total Consumer Staples		137,559,078

Energy - 2.92%
Oil, Gas & Consumable Fuels - 2.92%
Chevron Corp.	357,824	32,812,461

Financials - 12.23%
Banks - 1.99%
Wells Fargo & Co.	845,893	22,390,788

Capital Markets - 4.94%
BlackRock, Inc.	82,512	43,619,144
Franklin Resources, Inc.	629,090	11,870,928

		55,490,072

Diversified Financial Services - 3.76%
Berkshire Hathaway, Inc., Class BB	227,651	42,247,472

Insurance - 1.54%
Cincinnati Financial Corp.	293,453	17,299,054

Total Financials		137,427,386

Health Care - 10.67%
Pharmaceuticals - 10.67%
Johnson & Johnson	268,532	39,944,135
Merck & Co., Inc.	508,923	41,080,265
Pfizer, Inc.	1,015,586	38,785,229

		119,809,629

Total Health Care		119,809,629

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.38% (continued)
Industrials - 10.37%
Air Freight & Logistics - 2.64%
United Parcel Service, Inc., Class B	297,261	$29,639,894

Road & Rail - 3.53%
Norfolk Southern Corp.	222,120	39,601,775

Trading Companies & Distributors - 4.20%
Fastenal Co.	1,144,370	47,216,706

Total Industrials		116,458,375

Information Technology - 24.30%
Communications Equipment - 3.66%
Cisco Systems, Inc.	859,790	41,115,158

IT Services - 2.45%
Paychex, Inc.	380,241	27,483,819

Semiconductors & Semiconductor Equipment - 7.52%
Intel Corp.	720,391	45,334,206
Texas Instruments, Inc.	329,150	39,083,271

		84,417,477

Software - 4.12%
Microsoft Corp.	252,718	46,310,574

Technology Hardware, Storage & Peripherals - 6.55%
Apple, Inc.	231,442	73,584,669

Total Information Technology		272,911,697

Materials - 3.30%
Chemicals - 3.30%
Air Products and Chemicals, Inc.	153,541	37,103,183

Real Estate - 4.16%
Equity Real Estate Investment Trusts (REITs) - 4.16%
Crown Castle International Corp.	271,270	46,701,843

Utilities - 3.74%
Multi-Utilities - 3.74%
Dominion Energy, Inc.	493,568	41,958,216

Total Common Stocks (Cost $797,455,991)		1,048,857,762

SHORT-TERM INVESTMENTS - 6.65%
Investment Companies - 6.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.09%C D	72,278,117	72,278,117

	Principal Amount
U.S. Treasury Obligations - 0.22%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$2,500,000	2,499,336

Total Short-Term Investments (Cost $74,771,171)		74,777,453

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 100.03% (Cost $872,227,162)	$1,123,635,215
LIABILITIES, NET OF OTHER ASSETS - (0.03%)	(365,495)

TOTAL NET ASSETS - 100.00%	$1,123,269,720

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2020.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	488	June 2020	$65,471,731	$74,224,800	$8,753,069

			$65,471,731	$74,224,800	$8,753,069

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2020, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,048,857,762	$—	$—	$1,048,857,762
Short-Term Investments	72,278,117	2,499,336	—	74,777,453

Total Investments in Securities - Assets	$1,121,135,879	$2,499,336	$—	$1,123,635,215

Financial Derivative Instruments - Assets
Futures Contracts	$8,753,069	$—	$—	$8,753,069

Total Financial Derivative Instruments - Assets	$8,753,069	$—	$—	$8,753,069

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82%
Communication Services - 2.47%
Interactive Media & Services - 0.26%
DHI Group, Inc.A	57,511	$153,555
TravelzooA	4,443	27,191

		180,746

Media - 2.21%
Emerald Holding, Inc.	31,029	68,884
MSG Networks, Inc., Class AA B	49,290	610,210
Saga Communications, Inc., Class A	2,399	63,742
Scholastic Corp.	10,026	294,764
Tribune Publishing Co.	18,822	178,809
WideOpenWest, Inc.A	48,588	316,308

		1,532,717

Total Communication Services		1,713,463

Consumer Discretionary - 11.06%
Auto Components - 2.49%
Dorman Products, Inc.A	11,177	781,496
Fox Factory Holding Corp.A	2,371	170,973
Gentherm, Inc.A	3,883	158,038
Modine Manufacturing Co.A	33,095	177,058
Standard Motor Products, Inc.	10,409	442,903

		1,730,468

Distributors - 0.53%
Core-Mark Holding Co., Inc.	9,642	269,783
Weyco Group, Inc.	5,391	100,650

		370,433

Diversified Consumer Services - 1.28%
American Public Education, Inc.A	12,961	407,364
Collectors Universe, Inc.	2,254	50,129
Perdoceo Education Corp.A	26,472	430,964

		888,457

Hotels, Restaurants & Leisure - 1.27%
Bluegreen Vacations Corp.	24,755	107,932
Denny’s Corp.A	45,190	490,085
Monarch Casino & Resort, Inc.A	3,493	140,209
Nathan’s Famous, Inc.	1,092	61,185
RCI Hospitality Holdings, Inc.	5,390	78,101

		877,512

Household Durables - 0.98%
Bassett Furniture Industries, Inc.	4,622	29,581
Green Brick Partners, Inc.A	31,488	336,922
Hamilton Beach Brands Holding Co., Class A	9,810	93,685
Hooker Furniture Corp.	13,656	222,593

		682,781

Leisure Products - 1.86%
Acushnet Holdings Corp.	16,402	548,155
Clarus Corp.	14,021	147,225
Escalade, Inc.	5,780	58,262
Johnson Outdoors, Inc., Class A	4,657	361,430
Marine Products Corp.	15,454	173,857

		1,288,929

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Consumer Discretionary - 11.06% (continued)
Specialty Retail - 1.43%
Citi Trends, Inc.	10,414	$169,123
Sally Beauty Holdings, Inc.A	28,197	367,689
Sportsman’s Warehouse Holdings, Inc.A	40,773	455,435

		992,247

Textiles, Apparel & Luxury Goods - 1.22%
Rocky Brands, Inc.	7,410	153,683
Steven Madden Ltd.	26,169	615,495
Superior Group of Cos., Inc.	7,756	77,638

		846,816

Total Consumer Discretionary		7,677,643

Consumer Staples - 2.83%
Food & Staples Retailing - 2.12%
Ingles Markets, Inc., Class A	8,869	377,908
Natural Grocers by Vitamin Cottage, Inc.	9,208	132,595
Village Super Market, Inc., Class A	8,951	214,197
Weis Markets, Inc.	13,387	746,058

		1,470,758

Food Products - 0.07%
Bridgford Foods Corp.A	3,005	47,359

Household Products - 0.08%
Oil-Dri Corp. of America	1,685	59,699

Personal Products - 0.56%
Inter Parfums, Inc.	8,336	386,874

Total Consumer Staples		1,964,690

Energy - 1.01%
Energy Equipment & Services - 0.27%
Matrix Service Co.A	11,387	125,485
Smart Sand, Inc.A B	61,882	65,595

		191,080

Oil, Gas & Consumable Fuels - 0.74%
CVR Energy, Inc.	10,573	215,689
Falcon Minerals Corp.	22,967	57,188
Hallador Energy Co.	74,222	52,223
NACCO Industries, Inc., Class A	2,847	74,819
Panhandle Oil and Gas, Inc., Class A	16,473	68,857
PrimeEnergy Resources Corp.A	586	44,512

		513,288

Total Energy		704,368

Financials - 18.07%
Banks - 10.35%
1st Constitution Bancorp	7,829	100,524
Bank of Commerce Holdings	33,954	259,069
BCB Bancorp, Inc.	37,832	362,809
Byline Bancorp, Inc.	19,080	231,822
C&F Financial Corp.	1,767	63,683
Capital Bancorp, Inc.A	8,616	98,050
Central Valley Community Bancorp	10,153	152,904
Civista Bancshares, Inc.	5,845	89,078
CNB Financial Corp.	6,696	118,653

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Financials - 18.07% (continued)
Banks - 10.35% (continued)
Codorus Valley Bancorp, Inc.	4,918	$65,164
Colony Bankcorp, Inc.	4,321	54,963
Community Trust Bancorp, Inc.	11,196	367,677
Enterprise Bancorp, Inc.	5,733	132,088
Evans Bancorp, Inc.	2,211	54,037
Farmers National Banc Corp.	18,680	219,490
First Business Financial Services, Inc.	9,083	150,324
First Mid Bancshares, Inc.	9,471	241,037
Great Southern Bancorp, Inc.	4,471	181,344
LCNB Corp.	14,306	212,730
Macatawa Bank Corp.	50,582	373,801
Mackinac Financial Corp.	5,076	53,349
Midland States Bancorp, Inc.	17,418	260,747
Northeast BankA	4,248	72,896
Northrim BanCorp, Inc.	3,936	90,804
Oak Valley BancorpB	4,553	62,649
Old Second Bancorp, Inc.	35,714	274,998
Parke Bancorp, Inc.	10,721	149,236
PCB Bancorp	37,597	339,125
People’s Utah Bancorp	9,503	235,389
Peoples Bancorp of North Carolina, Inc.	2,804	49,070
Peoples Bancorp, Inc.	21,695	487,487
Premier Financial Bancorp, Inc.	7,366	97,673
RBB Bancorp	14,500	186,035
Republic Bancorp, Inc., Class A	10,003	320,596
Sierra Bancorp	6,893	129,864
Summit Financial Group, Inc.	6,419	107,839
TriCo Bancshares	15,677	444,756
United Security Bancshares	34,692	212,662
Unity Bancorp, Inc.	5,658	80,966

		7,185,388

Capital Markets - 3.37%
B. Riley Financial, Inc.	12,037	231,472
Blucora, Inc.A	15,320	186,138
Cohen & Steers, Inc.	17,550	1,115,302
Diamond Hill Investment Group, Inc.	1,950	204,672
Donnelley Financial Solutions, Inc.A	21,090	171,883
GAMCO Investors, Inc., Class A	24,065	310,920
Pzena Investment Management, Inc., Class A	12,364	50,445
Silvercrest Asset Management Group, Inc., Class A	6,218	70,077

		2,340,909

Consumer Finance - 0.37%
Enova International, Inc.A	18,067	255,648

Diversified Financial Services - 0.08%
Marlin Business Services Corp.	7,660	57,373

Insurance - 2.79%
Crawford & Co., Class A	41,051	247,127
Independence Holding Co.	5,404	156,986
National General Holdings Corp.	59,319	1,204,176
NI Holdings, Inc.A	21,739	325,868

		1,934,157

Thrifts & Mortgage Finance - 1.11%
FS Bancorp, Inc.	3,089	130,479
Home Bancorp, Inc.	4,321	102,667

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Financials - 18.07% (continued)
Thrifts & Mortgage Finance - 1.11% (continued)
MMA Capital Holdings, Inc.A	411	$10,259
OP Bancorp	13,146	83,346
Riverview Bancorp, Inc.	36,736	183,680
Southern Missouri Bancorp, Inc.	4,192	101,949
Sterling Bancorp, Inc.	31,123	88,700
Timberland Bancorp, Inc.	4,040	72,599

		773,679

Total Financials		12,547,154

Health Care - 22.35%
Biotechnology - 4.63%
ACADIA Pharmaceuticals, Inc.A	2,615	129,913
Anika Therapeutics, Inc.A	4,573	153,333
Arena Pharmaceuticals, Inc.A	4,608	275,420
BioSpecifics Technologies Corp.A	2,842	176,772
CASI Pharmaceuticals, Inc.A	41,716	110,130
Catalyst Pharmaceuticals, Inc.A	40,944	176,469
Celcuity, Inc.A	14,339	139,518
Denali Therapeutics, Inc.A	9,605	267,307
Eagle Pharmaceuticals, Inc.A	3,160	161,982
Emergent BioSolutions, Inc.A	4,837	403,841
Enanta Pharmaceuticals, Inc.A	3,656	188,247
FibroGen, Inc.A	1,853	61,964
MediciNova, Inc.A	5,967	31,864
Myriad Genetics, Inc.A	5,542	80,525
PDL BioPharma, Inc.A	64,565	211,128
Retrophin, Inc.A	14,768	231,636
Vericel Corp.A	10,384	149,322
XBiotech, Inc.A	8,345	116,580
Xencor, Inc.A	4,982	150,706

		3,216,657

Health Care Equipment & Supplies - 7.26%
Antares Pharma, Inc.A	65,637	188,378
Atrion Corp.	492	315,859
iRadimed Corp.A	4,214	97,976
LeMaitre Vascular, Inc.	5,650	151,928
Meridian Bioscience, Inc.A	65,754	1,016,557
Natus Medical, Inc.A	7,797	166,856
Neogen Corp.A	8,628	614,486
Orthofix Medical, Inc.A	12,310	419,525
Quidel Corp.A	8,967	1,569,225
SeaSpine Holdings Corp.A	20,389	217,143
Surmodics, Inc.A	4,508	166,706
Utah Medical Products, Inc.	1,136	113,009

		5,037,648

Health Care Providers & Services - 4.71%
Apollo Medical Holdings, Inc.A B	15,216	287,430
CorVel Corp.A	4,431	300,821
Cross Country Healthcare, Inc.A	27,797	168,728
LHC Group, Inc.A	5,777	938,820
National HealthCare Corp.	5,299	355,404
National Research Corp.	5,151	292,165
Patterson Cos., Inc.	28,308	557,384
RadNet, Inc.A	21,798	371,438

		3,272,190

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Health Care - 22.35% (continued)
Health Care Technology - 2.19%
Computer Programs & Systems, Inc.	14,017	$310,056
HealthStream, Inc.A	21,497	489,702
NextGen Healthcare, Inc.A	27,359	282,345
Simulations Plus, Inc.	8,700	440,829

		1,522,932

Life Sciences Tools & Services - 0.52%
ChromaDex Corp.A B	25,275	121,573
Repligen Corp.A	1,846	241,770

		363,343

Pharmaceuticals - 3.04%
Corcept Therapeutics, Inc.A	31,849	482,194
Innoviva, Inc.A	4,679	65,366
Phibro Animal Health Corp., Class A	14,068	368,582
SIGA Technologies, Inc.A	120,772	723,424
Supernus Pharmaceuticals, Inc.A	19,493	470,171

		2,109,737

Total Health Care		15,522,507

Industrials - 14.73%
Airlines - 0.21%
SkyWest, Inc.	4,483	143,770

Building Products - 1.53%
CSW Industrials, Inc.	4,281	306,349
UFP Industries, Inc.	16,562	757,380

		1,063,729

Commercial Services & Supplies - 3.41%
CompX International, Inc.	2,926	41,169
Deluxe Corp.	15,956	372,253
Ennis, Inc.	23,537	418,959
Herman Miller, Inc.	16,979	390,856
HNI Corp.	13,427	341,986
Interface, Inc.	29,119	247,220
Kimball International, Inc., Class B	12,890	144,239
Matthews International Corp., Class A	12,878	266,575
VSE Corp.	5,468	142,168

		2,365,425

Construction & Engineering - 0.69%
IES Holdings, Inc.A	7,105	166,257
Primoris Services Corp.	18,723	312,487

		478,744

Industrial Conglomerates - 0.29%
Raven Industries, Inc.	9,321	199,936

Machinery - 3.37%
Columbus McKinnon Corp.	8,864	269,554
Eastern Co.	2,604	48,721
Franklin Electric Co., Inc.	13,276	673,359
Gencor Industries, Inc.A	5,017	59,753
Gorman-Rupp Co.	6,989	214,283
Hurco Cos., Inc.	3,877	121,195

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Industrials - 14.73% (continued)
Machinery - 3.37% (continued)
Miller Industries, Inc.	5,207	$154,283
Omega Flex, Inc.	2,431	248,691
Park-Ohio Holdings Corp.	8,521	124,321
TriMas Corp.A	18,100	428,065

		2,342,225

Professional Services - 1.80%
Barrett Business Services, Inc.	678	34,374
BG Staffing, Inc.	2,359	24,628
Heidrick & Struggles International, Inc.	7,156	158,720
Kelly Services, Inc., Class A	22,932	343,751
Kforce, Inc.	8,634	260,747
Resources Connection, Inc.	15,110	166,059
TrueBlue, Inc.A	17,044	263,500

		1,251,779

Trading Companies & Distributors - 3.43%
Applied Industrial Technologies, Inc.	12,087	701,046
BMC Stock Holdings, Inc.A	20,650	540,411
DXP Enterprises, Inc.A	5,318	93,756
Lawson Products, Inc.A	2,124	65,971
Rush Enterprises, Inc., Class A	14,282	594,417
Systemax, Inc.	13,066	274,255
Transcat, Inc.A	2,228	55,789
Willis Lease Finance Corp.A	2,860	60,289

		2,385,934

Total Industrials		10,231,542

Information Technology - 13.96%
Communications Equipment - 0.56%
Clearfield, Inc.A	5,272	72,912
DASAN Zhone Solutions, Inc.A	30,881	226,975
Digi International, Inc.A	6,044	67,270
TESSCO Technologies, Inc.	4,723	25,126

		392,283

Electronic Equipment, Instruments & Components - 4.58%
CTS Corp.	10,747	229,341
Daktronics, Inc.	34,876	147,874
ePlus, Inc.A	4,428	326,388
Insight Enterprises, Inc.A	16,191	829,951
Kimball Electronics, Inc.A	15,155	215,049
Novanta, Inc.A	2,306	236,849
PC Connection, Inc.	11,716	507,068
Sanmina Corp.A	7,344	195,424
ScanSource, Inc.A	14,303	352,569
Vishay Precision Group, Inc.A	5,901	139,382

		3,179,895

IT Services - 5.35%
Brightcove, Inc.A	24,645	197,899
CSG Systems International, Inc.	13,523	640,314
ExlService Holdings, Inc.A	4,445	271,901
Hackett Group, Inc.	22,236	306,634
Information Services Group, Inc.A	26,266	45,178
MAXIMUS, Inc.	9,884	711,846
NIC, Inc.	19,154	460,845
PRGX Global, Inc.A	9,500	37,430
Sykes Enterprises, Inc.A	15,589	424,956
TTEC Holdings, Inc.	14,620	619,303

		3,716,306

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Information Technology - 13.96% (continued)
Semiconductors & Semiconductor Equipment - 1.98%
Diodes, Inc.A	16,180	$786,995
FormFactor, Inc.A	20,880	525,550
GSI Technology, Inc.A	8,273	62,296

		1,374,841

Software - 1.44%
Agilysys, Inc.A	9,908	190,531
American Software, Inc., Class A	16,776	326,293
MajescoA	11,968	84,135
QAD, Inc., Class A	4,064	185,603
Rimini Street, Inc.A	46,132	212,669

		999,231

Technology Hardware, Storage & Peripherals - 0.05%
AstroNova, Inc.	5,535	35,590

Total Information Technology		9,698,146

Materials - 3.92%
Chemicals - 3.14%
AdvanSix, Inc.A	10,847	128,428
Chase Corp.	3,661	364,819
Hawkins, Inc.	4,832	207,293
Innospec, Inc.	9,316	718,170
Kronos Worldwide, Inc.	45,926	448,238
Tredegar Corp.	20,146	308,435

		2,175,383

Construction Materials - 0.20%
United States Lime & Minerals, Inc.	1,878	139,272

Containers & Packaging - 0.30%
Myers Industries, Inc.	5,097	69,370
UFP Technologies, Inc.A	3,083	139,383

		208,753

Metals & Mining - 0.28%
Schnitzer Steel Industries, Inc., Class A	12,450	195,465

Total Materials		2,718,873

Real Estate - 6.04%
Equity Real Estate Investment Trusts (REITs) - 4.13%
Alexander’s, Inc.	1,476	383,524
CIM Commercial Trust Corp.B	10,657	105,504
CoreCivic, Inc.	24,251	291,740
GEO Group, Inc.	24,093	288,634
Getty Realty Corp.	26,936	717,036
NexPoint Residential Trust, Inc.	11,828	378,260
One Liberty Properties, Inc.	5,580	88,443
Ryman Hospitality Properties, Inc.	12,724	434,906
Saul Centers, Inc.	5,932	180,214

		2,868,261

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.82% (continued)
Real Estate - 6.04% (continued)
Real Estate Management & Development - 1.91%
CTO Realty Growth, Inc.	1,966	$82,139
Forestar Group, Inc.A	16,786	254,644
Kennedy-Wilson Holdings, Inc.	41,326	579,391
Marcus & Millichap, Inc.A	10,226	281,931
Newmark Group, Inc., Class A	23,812	101,201
Stratus Properties, Inc.A	1,449	24,575

		1,323,881

Total Real Estate		4,192,142

Utilities - 2.38%
Electric Utilities - 1.03%
Otter Tail Corp.	16,694	716,339

Gas Utilities - 0.09%
RGC Resources, Inc.	2,300	60,720

Independent Power & Renewable Electricity Producers - 0.35%
Atlantic Power Corp.A	117,996	247,792

Water Utilities - 0.91%
Artesian Resources Corp., Class A	5,459	191,666
Pure Cycle Corp.A	16,871	171,409
York Water Co.	6,015	267,066

		630,141

Total Utilities		1,654,992

Total Common Stocks (Cost $78,278,283)		68,625,520

SHORT-TERM INVESTMENTS - 1.05% (Cost $727,455)
Investment Companies - 1.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.09%C D	727,455	727,455

SECURITIES LENDING COLLATERAL - 0.29% (Cost $202,513)
Investment Companies - 0.29%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.09%C D	202,513	202,513

TOTAL INVESTMENTS - 100.16% (Cost $79,208,251)		69,555,488
LIABILITIES, NET OF OTHER ASSETS - (0.16%)		(108,587)

TOTAL NET ASSETS - 100.00%		$69,446,901

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2020 (Unaudited)

Long Futures Contracts Open on May 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	11	June 2020	$725,466	$766,040	$40,574

			$725,466	$766,040	$40,574

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2020, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$68,625,520	$—	$—	$68,625,520
Short-Term Investments	727,455	—	—	727,455
Securities Lending Collateral	202,513	—	—	202,513

Total Investments in Securities - Assets	$69,555,488	$—	$—	$69,555,488

Financial Derivative Instruments - Assets
Futures Contracts	$40,574	$—	$—	$40,574

Total Financial Derivative Instruments - Assets	$40,574	$—	$—	$40,574

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of May 31, 2020, the Trust consists of twenty-eight active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$31,339,016	$—	$32,930,372	$32,930,372
Zebra Small Cap Equity	987,571	202,513	820,002	1,022,515

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,322,829,033	$34,215,066	$(165,574,731)	$(131,359,665)
Sound Point Floating Rate Income	743,494,674	3,548,653	(104,165,487)	(100,616,834)
The London Company Income Equity	872,227,162	285,563,367	(34,155,314)	251,408,053
Zebra Small Cap Equity	79,208,251	6,631,788	(16,284,551)	(9,652,763)

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2020 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$—	$4,164,158
Sound Point Floating Rate Income	27,304,887	16,607,335
Zebra Small Cap Equity	491,374	—

Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds performance. Management’s evaluation is ongoing and the financial landscape continues to change.

See accompanying notes

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 29, 2020

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: July 29, 2020